Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average
			Summary	Average	Value of Initial Fixed $100
			Compensation	Compensation	Investment Based on3:
	Summary		Table Total	Actually Paid		2024 Peer	2023 Peer
	Compensation	Compensation	for Non-PEO	to Non-PEO	Total	Group Total	Group Total
	Table Total	Actually Paid	Named Executive	Named Executive	Shareholder	Shareholder	Shareholder	Net Income	Adjusted	Adjusted
	for PEO[1]	to PEO[2]	Officers[1]	Officers[2]	Return	Return	Return	(in thousands)	ROE[4]	ROA[4]
Year	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)
2024	1,297,343	1,258,616	565,797	547,828	152.5	113.9	114.0	19,918	9.02	0.80
2023	1,292,911	1,376,927	535,423	546,486	141.4	102.6	104.0	23,746	11.68	0.99
2022	1,160,058	1,236,413	530,208	553,696	117.2	104.8	104.9	29,369	13.64	1.16
2021	1,157,133	1,363,725	962,681	982,576	99.7	105.2	103.8	29,123	15.22	1.38
2020	977,599	672,340	1,092,857	865,040	70.1	77.8	77.9	22,424	12.54	1.14
1	The amounts shown above are the amounts reported in the Summary Compensation Table on page 44 as total compensation for Mr. Cherry, who was the principal executive officer (“PEO”) for all years presented, and the average for each year of total compensation for the NEOs other than the PEO in each year, including Messrs. Long, Crone, McKernon and Seaman for 2024; including Messrs. Long, Dillon, Crone and Seaman for 2023; and including Messrs. Long, Dillon, Crone and McKernon for years 2020-2022.
2	Compensation actually paid to Mr. Cherry, and average compensation actually paid to NEOs other than Mr. Cherry, represents total compensation reported in the Summary Compensation Table, with certain adjustments as described below. Compensation actually paid differs from the amount shown in the Summary Compensation Table and does not represent the total amount earned or total amount paid in any particular year. Total compensation, as reported in the Summary Compensation Table, was adjusted by (1) removing the change in pension value, which represents the actuarial increase in present value of accumulated benefits in each year under the Retirement Plan established by the Bank for Messrs. Cherry, Long, Dillon and Seaman; (2) including the amount of service cost recognized by the Corporation under ASC Topic 715, which represents the actuarial present value of benefits under the Retirement Plan attributable to services rendered in each year; (3) removing the grant date fair value of stock awards granted in each year, as determined under ASC Topic 718; (4) including with respect to outstanding restricted stock awards for each year (i) the year-end fair value of any awards granted during the year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the year (from the end of the prior year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vested in the applicable year, the change in fair value as of the vesting date (from the end of the prior year). Total compensation as reported in the Summary Compensation Table and compensation actually paid both include the amount of dividends paid on unvested restricted stock awards.

The amounts of the adjustments described above that were added to (or deducted from) the Summary Compensation Table total for the PEO to arrive at compensation actually paid for the PEO for 2024 are shown in the table below.

			Year End		Change in
		Grant Date	Fair Value of	Change in Fair Value	Fair Value of Stock Awards
Change in	Pension	Fair Value of	Stock Awards	of Outstanding and	Granted in Prior Years that
Pension Value	Service Cost	Stock Awards	Granted	Unvested Stock Awards	Vested in the Year
($)	($)	($)	($)	($)	($)
(82,564)	38,362	(248,771)	334,875	12,744	(93,373)

The amounts of the adjustments described above that were added to (or deducted from) the average Summary Compensation Table total for NEOs other than the PEO to arrive at average compensation actually paid to non-PEO NEOs for 2024 are shown in the table below.

			Year End		Change in
		Grant Date	Fair Value of	Change in Fair Value	Fair Value of Stock Awards
Change in	Pension	Fair Value of	Stock Awards	of Outstanding and	Granted in Prior Years that
Pension Value	Service Cost	Stock Awards	Granted	Unvested Stock Awards	Vested in the Year
($)	($)	($)	($)	($)	($)
(20,647)	4,905	(71,787)	96,633	2,372	(29,446)

3	Cumulative total shareholder return is calculated assuming $100 was invested in the common stock of the Corporation or in the stock of the financial institutions included in a group of peer companies on December 31, 2019, and assumes the reinvestment of dividends. For 2024, the group of peer companies consists of the 2024 Incentive Compensation Peer Group (the “2024 Peer Group”). For more information on the financial institutions included in the 2024 Incentive Compensation Peer Group, refer to page 28 and to the stock performance graph included in Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities,” in the Corporation’s Annual Report on Form 10-K
for the year ended December 31, 2024, filed with the SEC on February 27, 2025. Previously, the Corporation reported a different group of peer companies. Our prior peer group consisted of the following 53 financial institutions from our 2023 Incentive Compensation Peer Group (the “2023 Peer Group”):

2023 Incentive Compensation Peer Group
ACNB Corporation	Fidelity D & D Bancorp, Inc.	Ohio Valley Banc Corp.
American National Bankshares Inc.	First Community Bankshares, Inc.	Old Point Financial Corporation
AmeriServ Financial, Inc.	First Community Corporation	Orrstown Financial Services, Inc.
Blue Ridge Bankshares, Inc.	First Financial Corporation	Penns Woods Bancorp, Inc.
Burke & Herbert Financial Services Corp.	First National Corporation	Peoples Bancorp of North Carolina, Inc.
Capital City Bank Group, Inc.	First Savings Financial Group, Inc.	Peoples Financial Services Corp.
CapStar Financial Holdings, Inc.	First United Corporation	Primis Financial Corp.
Carter Bankshares, Inc.	FNCB Bancorp, Inc.	Princeton Bancorp, Inc.
CB Financial Services, Inc.	Franklin Financial Services Corporation	Richmond Mutual Bancorporation, Inc.
CF Bankshares Inc.	FVCBankcorp, Inc.	River Financial Corporation
Citizens & Northern Corporation	HomeTrust Bancshares, Inc.	SB Financial Group, Inc.
Citizens Financial Services, Inc.	John Marshall Bancorp, Inc.	Security Federal Corporation
Civista Bancshares, Inc.	LCNB Corp.	SmartFinancial, Inc.
Codorus Valley Bancorp, Inc.	MainStreet Bancshares, Inc.	Southern First Bancshares, Inc.
Colony Bankcorp, Inc.	Mid Penn Bancorp, Inc.	Southern States Bancshares, Inc.
Eagle Financial Services, Inc.	Middlefield Banc Corp.	Summit Financial Group, Inc.
F & M Bank Corp.	National Bankshares, Inc.	Virginia National Bankshares Corporation
Farmers & Merchants Bancorp, Inc.	Norwood Financial Corp.

For more information on the financial institutions included in the 2023 Incentive Compensation Peer Group, refer to the Corporation’s 2024 proxy statement, filed with the SEC on March 8, 2024. In 2024, the Corporation updated the composition of the peer group used to evaluate the financial performance of the Corporation consistent with the manner in which the 2023 Peer Group was determined. As such, the 2024 Incentive Compensation Peer Group includes peer companies headquartered in twelve states in the Eastern and Southern U.S. Additional information can be found in Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities,” in the Corporation’s Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on February 27, 2025. For purposes of the cumulative total shareholder return reported in this table, the 2024 Peer Group and the 2023 Peer Group are weighted according to the respective financial institution’s market capitalization as of December 31, 2019.

4	Adjusted ROE and adjusted ROA are financial measures that are not consistent with U.S. GAAP that are considered by the Corporation as part of its executive compensation program. Refer to Appendix A for information regarding these non-GAAP financial measures, including a reconciliation to the most directly comparable U.S. GAAP financial measures. The Committee has identified a variety of performance goals and metrics used for the purpose of awarding compensation to executive officers that are consistent with the Corporation’s overall compensation philosophy and the long-term interests of its shareholders. Among these, the Committee has identified adjusted ROE as the most important financial performance measure (that is not otherwise required to be disclosed in the table above) used by the Corporation to link compensation actually paid to its NEOs for the year ended December 31, 2024 to company performance. Adjusted ROA, which is also used by the Corporation to evaluate performance as part of its executive compensation program, is shown in the table above as a supplemental financial performance measure.

Company Selected Measure Name	Adjusted ROE
Named Executive Officers, Footnote
1	The amounts shown above are the amounts reported in the Summary Compensation Table on page 44 as total compensation for Mr. Cherry, who was the principal executive officer (“PEO”) for all years presented, and the average for each year of total compensation for the NEOs other than the PEO in each year, including Messrs. Long, Crone, McKernon and Seaman for 2024; including Messrs. Long, Dillon, Crone and Seaman for 2023; and including Messrs. Long, Dillon, Crone and McKernon for years 2020-2022.

Peer Group Issuers, Footnote
3	Cumulative total shareholder return is calculated assuming $100 was invested in the common stock of the Corporation or in the stock of the financial institutions included in a group of peer companies on December 31, 2019, and assumes the reinvestment of dividends. For 2024, the group of peer companies consists of the 2024 Incentive Compensation Peer Group (the “2024 Peer Group”). For more information on the financial institutions included in the 2024 Incentive Compensation Peer Group, refer to page 28 and to the stock performance graph included in Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities,” in the Corporation’s Annual Report on Form 10-K
for the year ended December 31, 2024, filed with the SEC on February 27, 2025. Previously, the Corporation reported a different group of peer companies. Our prior peer group consisted of the following 53 financial institutions from our 2023 Incentive Compensation Peer Group (the “2023 Peer Group”):

2023 Incentive Compensation Peer Group
ACNB Corporation	Fidelity D & D Bancorp, Inc.	Ohio Valley Banc Corp.
American National Bankshares Inc.	First Community Bankshares, Inc.	Old Point Financial Corporation
AmeriServ Financial, Inc.	First Community Corporation	Orrstown Financial Services, Inc.
Blue Ridge Bankshares, Inc.	First Financial Corporation	Penns Woods Bancorp, Inc.
Burke & Herbert Financial Services Corp.	First National Corporation	Peoples Bancorp of North Carolina, Inc.
Capital City Bank Group, Inc.	First Savings Financial Group, Inc.	Peoples Financial Services Corp.
CapStar Financial Holdings, Inc.	First United Corporation	Primis Financial Corp.
Carter Bankshares, Inc.	FNCB Bancorp, Inc.	Princeton Bancorp, Inc.
CB Financial Services, Inc.	Franklin Financial Services Corporation	Richmond Mutual Bancorporation, Inc.
CF Bankshares Inc.	FVCBankcorp, Inc.	River Financial Corporation
Citizens & Northern Corporation	HomeTrust Bancshares, Inc.	SB Financial Group, Inc.
Citizens Financial Services, Inc.	John Marshall Bancorp, Inc.	Security Federal Corporation
Civista Bancshares, Inc.	LCNB Corp.	SmartFinancial, Inc.
Codorus Valley Bancorp, Inc.	MainStreet Bancshares, Inc.	Southern First Bancshares, Inc.
Colony Bankcorp, Inc.	Mid Penn Bancorp, Inc.	Southern States Bancshares, Inc.
Eagle Financial Services, Inc.	Middlefield Banc Corp.	Summit Financial Group, Inc.
F & M Bank Corp.	National Bankshares, Inc.	Virginia National Bankshares Corporation
Farmers & Merchants Bancorp, Inc.	Norwood Financial Corp.

For more information on the financial institutions included in the 2023 Incentive Compensation Peer Group, refer to the Corporation’s 2024 proxy statement, filed with the SEC on March 8, 2024. In 2024, the Corporation updated the composition of the peer group used to evaluate the financial performance of the Corporation consistent with the manner in which the 2023 Peer Group was determined. As such, the 2024 Incentive Compensation Peer Group includes peer companies headquartered in twelve states in the Eastern and Southern U.S. Additional information can be found in Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities,” in the Corporation’s Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on February 27, 2025. For purposes of the cumulative total shareholder return reported in this table, the 2024 Peer Group and the 2023 Peer Group are weighted according to the respective financial institution’s market capitalization as of December 31, 2019.

PEO Total Compensation Amount	$ 1,297,343	$ 1,292,911	$ 1,160,058	$ 1,157,133	$ 977,599
PEO Actually Paid Compensation Amount	$ 1,258,616	1,376,927	1,236,413	1,363,725	672,340
Adjustment To PEO Compensation, Footnote
2	Compensation actually paid to Mr. Cherry, and average compensation actually paid to NEOs other than Mr. Cherry, represents total compensation reported in the Summary Compensation Table, with certain adjustments as described below. Compensation actually paid differs from the amount shown in the Summary Compensation Table and does not represent the total amount earned or total amount paid in any particular year. Total compensation, as reported in the Summary Compensation Table, was adjusted by (1) removing the change in pension value, which represents the actuarial increase in present value of accumulated benefits in each year under the Retirement Plan established by the Bank for Messrs. Cherry, Long, Dillon and Seaman; (2) including the amount of service cost recognized by the Corporation under ASC Topic 715, which represents the actuarial present value of benefits under the Retirement Plan attributable to services rendered in each year; (3) removing the grant date fair value of stock awards granted in each year, as determined under ASC Topic 718; (4) including with respect to outstanding restricted stock awards for each year (i) the year-end fair value of any awards granted during the year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the year (from the end of the prior year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vested in the applicable year, the change in fair value as of the vesting date (from the end of the prior year). Total compensation as reported in the Summary Compensation Table and compensation actually paid both include the amount of dividends paid on unvested restricted stock awards.

The amounts of the adjustments described above that were added to (or deducted from) the Summary Compensation Table total for the PEO to arrive at compensation actually paid for the PEO for 2024 are shown in the table below.

			Year End		Change in
		Grant Date	Fair Value of	Change in Fair Value	Fair Value of Stock Awards
Change in	Pension	Fair Value of	Stock Awards	of Outstanding and	Granted in Prior Years that
Pension Value	Service Cost	Stock Awards	Granted	Unvested Stock Awards	Vested in the Year
($)	($)	($)	($)	($)	($)
(82,564)	38,362	(248,771)	334,875	12,744	(93,373)

Non-PEO NEO Average Total Compensation Amount	$ 565,797	535,423	530,208	962,681	1,092,857
Non-PEO NEO Average Compensation Actually Paid Amount	$ 547,828	546,486	553,696	982,576	865,040
Adjustment to Non-PEO NEO Compensation Footnote
2	Compensation actually paid to Mr. Cherry, and average compensation actually paid to NEOs other than Mr. Cherry, represents total compensation reported in the Summary Compensation Table, with certain adjustments as described below. Compensation actually paid differs from the amount shown in the Summary Compensation Table and does not represent the total amount earned or total amount paid in any particular year. Total compensation, as reported in the Summary Compensation Table, was adjusted by (1) removing the change in pension value, which represents the actuarial increase in present value of accumulated benefits in each year under the Retirement Plan established by the Bank for Messrs. Cherry, Long, Dillon and Seaman; (2) including the amount of service cost recognized by the Corporation under ASC Topic 715, which represents the actuarial present value of benefits under the Retirement Plan attributable to services rendered in each year; (3) removing the grant date fair value of stock awards granted in each year, as determined under ASC Topic 718; (4) including with respect to outstanding restricted stock awards for each year (i) the year-end fair value of any awards granted during the year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the year (from the end of the prior year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vested in the applicable year, the change in fair value as of the vesting date (from the end of the prior year). Total compensation as reported in the Summary Compensation Table and compensation actually paid both include the amount of dividends paid on unvested restricted stock awards.

The amounts of the adjustments described above that were added to (or deducted from) the average Summary Compensation Table total for NEOs other than the PEO to arrive at average compensation actually paid to non-PEO NEOs for 2024 are shown in the table below.

			Year End		Change in
		Grant Date	Fair Value of	Change in Fair Value	Fair Value of Stock Awards
Change in	Pension	Fair Value of	Stock Awards	of Outstanding and	Granted in Prior Years that
Pension Value	Service Cost	Stock Awards	Granted	Unvested Stock Awards	Vested in the Year
($)	($)	($)	($)	($)	($)
(20,647)	4,905	(71,787)	96,633	2,372	(29,446)

Compensation Actually Paid vs. Total Shareholder Return	Figure 1: Compensation Actually Paid and Total Shareholder Return (TSR)
Compensation Actually Paid vs. Net Income	Figure 2: Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Figure 3: Compensation Actually Paid and Adjusted ROE
Tabular List, Table	The following table lists the financial performance measures determined by the Committee to be the most important financial performance measures used by the Corporation to link compensation actually paid to its NEOs for the year ended December 31, 2024 to company performance.

Financial Performance Measures Linked to Compensation of Executives Other than Mr. McKernon
Net income
Adjusted ROE
Adjusted ROA
ROE (as defined by the Committee)
ROTCE (as defined by the Committee)
Loan delinquencies
Net charge-off ratio

Financial Performance Measures Linked to Compensation of Mr. McKernon
Net income before taxes of C&F Mortgage
ROTCE (as defined by the Committee)
Net margin on mortgage loan originations at C&F Mortgage

Total Shareholder Return Amount	$ 152.5	141.4	117.2	99.7	70.1
Net Income (Loss)	$ 19,918,000	$ 23,746,000	$ 29,369,000	$ 29,123,000	$ 22,424,000
Company Selected Measure Amount	9.02	11.68	13.64	15.22	12.54
PEO Name	Mr. Cherry
2023 Peer Group Total Shareholder Return	$ 114	$ 104	$ 104.9	$ 103.8	$ 77.9
2024 Peer Group Total Shareholder Return	$ 113.9	$ 102.6	$ 104.8	$ 105.2	$ 77.8
Measure:: 2
Pay vs Performance Disclosure
Non-GAAP Measure Description
4	Adjusted ROE and adjusted ROA are financial measures that are not consistent with U.S. GAAP that are considered by the Corporation as part of its executive compensation program. Refer to Appendix A for information regarding these non-GAAP financial measures, including a reconciliation to the most directly comparable U.S. GAAP financial measures. The Committee has identified a variety of performance goals and metrics used for the purpose of awarding compensation to executive officers that are consistent with the Corporation’s overall compensation philosophy and the long-term interests of its shareholders. Among these, the Committee has identified adjusted ROE as the most important financial performance measure (that is not otherwise required to be disclosed in the table above) used by the Corporation to link compensation actually paid to its NEOs for the year ended December 31, 2024 to company performance. Adjusted ROA, which is also used by the Corporation to evaluate performance as part of its executive compensation program, is shown in the table above as a supplemental financial performance measure.

Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Figure 4: Compensation Actually Paid and Adjusted ROA
Other Performance Measure, Amount	0.8	0.99	1.16	1.38	1.14
Non-GAAP Measure Description
4	Adjusted ROE and adjusted ROA are financial measures that are not consistent with U.S. GAAP that are considered by the Corporation as part of its executive compensation program. Refer to Appendix A for information regarding these non-GAAP financial measures, including a reconciliation to the most directly comparable U.S. GAAP financial measures. The Committee has identified a variety of performance goals and metrics used for the purpose of awarding compensation to executive officers that are consistent with the Corporation’s overall compensation philosophy and the long-term interests of its shareholders. Among these, the Committee has identified adjusted ROE as the most important financial performance measure (that is not otherwise required to be disclosed in the table above) used by the Corporation to link compensation actually paid to its NEOs for the year ended December 31, 2024 to company performance. Adjusted ROA, which is also used by the Corporation to evaluate performance as part of its executive compensation program, is shown in the table above as a supplemental financial performance measure.

Executives other than Mr. McKernon | Measure:: 1
Pay vs Performance Disclosure
Name	Net income
Executives other than Mr. McKernon | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROE
Executives other than Mr. McKernon | Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted ROA
Executives other than Mr. McKernon | Measure:: 4
Pay vs Performance Disclosure
Name	ROE (as defined by the Committee)
Executives other than Mr. McKernon | Measure:: 5
Pay vs Performance Disclosure
Name	ROTCE (as defined by the Committee)
Executives other than Mr. McKernon | Measure:: 6
Pay vs Performance Disclosure
Name	Loan delinquencies
Executives other than Mr. McKernon | Measure:: 7
Pay vs Performance Disclosure
Name	Net charge-off ratio
Mr. McKernon | Measure:: 5
Pay vs Performance Disclosure
Name	ROTCE (as defined by the Committee)
Mr. McKernon | Measure:: 8
Pay vs Performance Disclosure
Name	Net income before taxes of C&F Mortgage
Mr. McKernon | Measure:: 9
Pay vs Performance Disclosure
Name	Net margin on mortgage loan originations at C&F Mortgage
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (82,564)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,362
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,771)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	334,875
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,744
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(93,373)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,647)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,905
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,787)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,633
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,372
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (29,446)